Condensed Consolidated Statements of Changes in Partners' Capital (Unaudited) (USD $) In Thousands	Total	Limited Partner Interest	General Partner [Member]	Accumulated Other Comprehensive Income	Total Partners' Capital	Non-controlling Interest
Beginning Balance at Dec. 31, 2011		$ 99,890	$ 1,091	$ 415	$ 101,396	$ 0
Noncontrolling Interest, Increase from Business Combination		0	0	0	0	7,407
Net loss	(8)	(252)	(5)	0	(257)	249
Unitholder contributions		0	13	0	13	0
Unit holder distributions		(11,809)	(241)	0	(12,050)	0
Fair value of Series A Units in excess of net assets received	0
Noncontrolling Interest, Decrease from Distributions to Noncontrolling Interest Holders	249	0	0	0	0	(249)
LTIP vesting		364	(364)	0	0	0
Tax netting repurchase		(88)	0	0	(88)	0
Unit based compensation		97	1,175	0	1,272	0
Other comprehensive income (loss)		0	0	40	40	0
Ending Balance at Sep. 30, 2012		88,202	1,669	455	90,326	7,407
Beginning Balance at Dec. 31, 2012	80,165	79,266	548	351	80,165	7,438
Net loss	(27,863)	(27,202)	(1,194)	0	(28,396)	533
Unitholder contributions		0	35,196	0	35,196	0
Unit holder distributions	(240)	(16,332)	(340)	0	(16,672)	0
Fair value of Series A Units in excess of net assets received	(15,612)	(15,300)	(312)	0	(15,612)	0
Noncontrolling Interest, Decrease from Distributions to Noncontrolling Interest Holders	571	0	0	0	0	(571)
LTIP vesting		1,570	(1,570)	0	0	0
Tax netting repurchase		(400)	0	0	(400)	0
Unit based compensation		0	1,824	0	1,824	0
Other comprehensive income (loss)		0	0	(90)	(90)	0
Ending Balance at Sep. 30, 2013	$ 56,015	$ 21,602	$ 34,152	$ 261	$ 56,015	$ 7,400